Equity - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 31, 2011 Maximum	Dec. 31, 2012 Hoshin GigaMedia Center Inc.	Dec. 31, 2011 Hoshin GigaMedia Center Inc.	Dec. 31, 2012 Hoshin GigaMedia Center Inc. Maximum	Dec. 31, 2012 Hoshin GigaMedia Center Inc. when the reserve balance has reached 50 percent of the aggregate paid-in capital of Hoshin GigaMedia Maximum
Class of Stock [Line Items]
Appropriation percentage of net profit for statutory surplus reserve				10.00%
Legal reserves				$ 3,000,000	$ 3,000,000
Percentage of statutory surplus reserve available to offset a deficit or be distributed as a stock dividend							50.00%
Statutory Surplus Reserve Fund percentage of aggregate paid-in capital						50.00%
Total restricted net assets	3,600,000	1,500,000
Share repurchase program, number of shares approved for repurchase			11,000,000
Share repurchase program, number of shares repurchased	5,622
Share repurchase program, cost of shares repurchased	$ 5,825,000